Straight-line Method of Depreciation (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2014 Y	Mar. 31, 2014 Y
Summary Of Significant Accounting Policies Straight-line Method Of Depreciation 1		5
Summary Of Significant Accounting Policies Straight-line Method Of Depreciation 1	5